Stockholders' Equity - Summary of the Preferred Stock Conversion (Details)	Sep. 29, 2020 shares
Class of Stock [Line Items]
Preferred Stock Shares (in shares)	12,073,908
Common Stock Shares (in shares)	37,838,203
Series A Convertible Preferred Stock (pre-combination)
Class of Stock [Line Items]
Preferred Stock Shares (in shares)	8,772,852
Conversion ratio	2.9786
Common Stock Shares (in shares)	26,130,888
Series B Convertible Preferred Stock (pre-combination)
Class of Stock [Line Items]
Preferred Stock Shares (in shares)	1,375,440
Conversion ratio	3.5465
Common Stock Shares (in shares)	4,878,048
Series B-1 Convertible Preferred Stock (pre-combination)
Class of Stock [Line Items]
Preferred Stock Shares (in shares)	1,925,616
Conversion ratio	3.5465
Common Stock Shares (in shares)	6,829,267